Restructuring and Other Charges - Restructuring Charges By Statement of Operations Account (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of restructuring and related costs
Restructuring Charges	$ 21.2	$ 11.6	$ 53.2
Cost of sales - services
Schedule of restructuring and related costs
Restructuring Charges	3.1	0.5	25.6
Cost of sales - products
Schedule of restructuring and related costs
Restructuring Charges	1.4	1.2	1.2
Selling and administrative expense
Schedule of restructuring and related costs
Restructuring Charges	16.1	0.0	20.4
Research, development and engineering expense
Schedule of restructuring and related costs
Restructuring Charges	$ 0.6	$ 9.9	$ 6.0